STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
STATUTORY RESERVE AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be appropriated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Amount appropriated to statutory reserve	$ 2,738	$ 1,296	$ 470
Aggregate amounts of capital and statutory reserves restricted	$ 103,355